Events after the reporting period (Tables)	3 Months Ended
Mar. 31, 2022
Events after the reporting period
Schedule of loss on disposal

Cash received	9
Less net assets, including:
Assets held for sale	(15,081)
Liabilities held for sale	12,629
Total net assets	(2,452)
NCI at disposal	275
Loss on disposal of subsidiaries	(2,168)
Consideration received, satisfied in cash	9
Cash and cash equivalents disposed of	(7,699)
Net cash outflow	(7,690)